Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Taxes Recognized During Period
Income taxes recognized during the three and nine months ended September 30, 2013 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)

Provision for income taxes before restructuring and other items	$5,297	$2,889	$14,633	$9,129
Tax impact of restructuring and other items	-	-	(1,850)	(705)
Provision for income taxes after restructuring and other items	$5,297	$2,889	$12,783	$8,424